Acquisitions and Divestitures	6 Months Ended
Jul. 02, 2023
Business Combination and Asset Acquisition [Abstract]
Acquisitions and Divestitures	Acquisitions and Divestitures
During fiscal years 2022, 2021 and 2020, the Company did not make any material acquisitions.
During fiscal years 2021 and 2020, in separate transactions, the Company divested several brands and facilities and recognized a pre-tax gain of $25 million and $50 million, respectively, within Other expense (income), net. During fiscal year 2022, the Company did not have any material divestitures.